Transactions With Directors and Other Key Management Personnel	12 Months Ended
Dec. 31, 2020
Disclosure Of Remuneration Of Directors And Other Key Management Personnel [Abstract]
Transactions With Directors and Other Key Management Personnel
38. TRANSACTIONS WITH DIRECTORS AND OTHER KEY MANAGEMENT PERSONNEL
a) Remuneration of Directors and Other Key Management Personnel
The remuneration of the Directors and Other Key Management Personnel of the Santander UK group is set out in aggregate below.

	2020	2019	2018
Directors’ remuneration	£	£	£
Salaries and fees	5,353,980	5,025,665	5,028,434
Performance-related payments(1)	1,458,911	3,864,965	5,194,317
Other fixed remuneration (pension and other allowances & non-cash benefits)	1,107,348	1,367,069	1,467,011
Expenses	6,772	42,526	25,198
Total remuneration	7,927,011	10,300,225	11,714,960

	2020	2019	2018
Directors' and Other Key Management Personnel compensation	£	£	£
Short-term employee benefits(2)	18,432,698	21,925,975	24,445,189
Post-employment benefits(3)	2,084,645	3,590,466	2,399,261
Total Compensation	20,517,343	25,516,441	26,844,450
(1)In line with the Code, a proportion of the performance-related payment was deferred. Further details can be found in Note 37.
(2)In addition to the remuneration in the table above, grants of shares in Banco Santander SA were made as buy-outs of deferred performance-related payments of shares in connection with previous employment for two individuals. One to a director of £1,293,678 of which £242,605 vested in the year and one to Key Management Personnel of £924,133 of which £60,500 vested in the year (2019: £nil).
(3)No Termination payments were paid in 2020 to key management persons (2019: £1,076,435 for one individual; 2018: £847,388 for two individuals).
In 2020, the remuneration, excluding pension contributions, of the highest paid Director, was £2,134,134 (2019: £3,725,993) of which £726,040 (2019: £1,989,900) was performance related. In 2020, there was no pension benefit accrued for the highest paid Director.
b) Retirement benefits
Defined benefit pension schemes are provided to certain employees. See Note 30 for details of the schemes and the related costs and obligations. One director has a deferred pension benefit accruing under a defined benefit scheme. Ex gratia pensions paid to former Directors of Santander UK plc in 2020, which have been provided for previously, amounted to £366,248 (2019: £335,202; 2018: £87,300). In 1992, the Board decided not to award any new such ex gratia pensions.
c) Transactions with Directors, Other Key Management Personnel and each of their connected persons
Directors, Other Key Management Personnel (defined as the Executive Committee of Santander UK plc who served during the year) and their connected persons have undertaken the following transactions with the Santander UK group in the ordinary course of business.

		2020		2019
	No.	£000	No.	£000
Secured loans, unsecured loans and overdrafts
At 1 January	18	4,920	16	3,035
Net movements	(6)	(1,280)	2	1,885
At 31 December	12	3,640	18	4,920

Deposit, bank and instant access accounts and investments
At 1 January	32	11,975	30	10,963
Net movements	(9)	(3,780)	2	1,012
At 31 December	23	8,195	32	11,975

In 2020 and 2019, no Director held any interest in the shares of any company in the Santander UK group and no Director exercised or was granted any rights to subscribe for shares in any company in the Santander UK group. In addition, in 2020 and 2019, no Directors exercised share options over shares in Banco Santander SA, the ultimate parent company of the Company.
Secured loans, unsecured loans and overdrafts are made to Directors, Other Key Management Personnel and their connected persons, in the ordinary course of business, with terms prevailing for comparable transactions and on the same terms and conditions as applicable to other employees in the Santander UK group. Such loans do not involve more than the normal risk of collectability or present any unfavourable features. Amounts deposited by Directors, Other Key Management Personnel and their connected persons earn interest at the same rates as those offered to the market or on the same terms and conditions applicable to other employees in the Santander UK group. Deposits, bank and instant access accounts and investments are entered into by Directors, Other Key Management Personnel and their connected persons on normal market terms and conditions, or on the same terms and conditions as applicable to other employees in Santander UK group.
In 2020, loans were made to seven Directors (2019: nine Directors), with a principal amount of £1,829,267 outstanding at 31 December 2020 (2019: £1,767,066). In 2020, loans were made to five Other Key Management Personnel (2019: nine), with a principal amount of £1,811,171 outstanding at 31 December 2020 (2019: £3,153,343).
In 2020 and 2019, there were no other transactions, arrangements or agreements with Santander UK in which Directors, Other Key Management Personnel or their connected persons had a material interest. In addition, in 2020 and 2019, no Director had a material interest in any contract of significance with Santander UK other than a service contract.